SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

The financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Investment valuation and income recognition

The Plan’s investments are stated at fair value as disclosed in Note 3. Purchases and sales of securities are recorded on a trade-date basis. Interest is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. The Plan presents net appreciation or depreciation in the fair value of investments within the Statement of Changes in Net Assets Available for Benefits, which consists of the realized and unrealized gains and losses on investments purchased, sold and held during the year.

Payment of benefits

Distributions of benefits are recorded when paid.

Rollover contributions

Participants may elect to rollover balances from other tax-qualified retirement plans into the Plan, which are included in the Rollover caption within contributions in the Statement of Changes in Net Assets Available for Benefits.

Notes receivable from participants

Notes receivable from participants are recorded at their unpaid principal balance plus accrued but unpaid interest and are written off when deemed uncollectible. Delinquent notes receivable from participants are recorded as a distribution based upon the terms of the Plan document. Deemed distributions remain a plan asset for purposes of these financial statements until a distributable event occurs and they are offset against plan assets.

Administrative expenses

The costs and expenses of administering the Plan are shared by Valvoline and Plan participants, except loan origination and periodic account maintenance fees, which are paid by participants. Investment management fees are paid to the investment managers from their respective funds.